World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	286,483,101.09	20,414
Yield Supplement Overcollateralization Amount at 09/30/13	6,003,557.66	0

Receivables Balance at 09/30/13	292,486,658.75	20,414
Principal Payments	14,121,727.14	497
Defaulted Receivables	664,072.29	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	5,538,734.97	0

Pool Balance at 10/31/13	272,162,124.35	19,882

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	4,771,267.76	317
Past Due 61-90 days	1,408,248.32	89
Past Due 91 + days	280,604.92	18

Total	6,460,121.00	424

Total 31+ Delinquent as % Ending Pool Balance	2.37%

Recoveries	483,823.63

Aggregate Net Losses/(Gains) - October 2013	180,248.66

Overcollateralization Target Amount	14,288,511.53
Actual Overcollateralization	14,288,511.53

Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	39.19

Flow of Funds	$ Amount

Collections	15,517,413.33
Advances	(2,268.56)
Investment Earnings on Cash Accounts	1,837.42
Servicing Fee	(243,738.88)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	15,273,243.31

Distributions of Available Funds
(1) Class A Interest	228,788.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	13,569,125.46
(7) Distribution to Certificateholders	1,443,660.88
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	15,273,243.31

Servicing Fee	243,738.88
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 10/15/13	271,442,738.28
Principal Paid	13,569,125.46
Note Balance @ 11/15/13	257,873,612.82

Class A-1
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-2
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-3
Note Balance @ 10/15/13	164,718,738.28
Principal Paid	13,569,125.46
Note Balance @ 11/15/13	151,149,612.82
Note Factor @ 11/15/13	62.2014868%

Class A-4
Note Balance @ 10/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	87,531,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Note Balance @ 10/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	19,193,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	260,456.97
Total Principal Paid	13,569,125.46

Total Paid	13,829,582.43

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	131,774.99
Principal Paid	13,569,125.46

Total Paid to A-3 Holders	13,700,900.45

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3695872
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.2545244

Total Distribution Amount	19.6241116

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5422839
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.8400225

Total A-3 Distribution Amount	56.3823064

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/13	59,863.30
Balance as of 10/31/13	57,594.74
Change	(2,268.56)

Reserve Account
Balance as of 10/15/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07